Income Taxes (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 01, 2013	Jan. 03, 2012
Noncurrent deferred tax assets (liabilities):
Loss carry forwards	$ 2,445	$ 3,275
Deferred rent and franchise revenue	9,622	7,696
Property, equipment and intangible assets	(11,061)	(6,628)
Stock-based compensation	994	514
Alternative minimum tax credits	256	205
Interest rate swap	38	183
Other	497	251
Total noncurrent net deferred tax assets	2,791	5,496
Current deferred tax assets (liabilities):
Inventory smallwares	(1,459)	(1,146)
Other	436	283
Total current deferred tax liabilities	(1,023)	(863)
Net deferred tax assets	$ 1,768	$ 4,633